TRADE PAYABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 652	$ 434
Other payables & accrued liabilities	411	346
Total trade payables and other	$ 1,063	$ 780